Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Revenue from Contracts with Customers
30.	REVENUE FROM CONTRACTS WITH CUSTOMERS
See accounting policy in Note 2.3.16.
30.1 Revenue disaggregation by category and geographic region

12.31.2024
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,942.5	132.0	64.3	197.2	639.5	27.5	4,003.0
Long-term contracts - aircraft and development	—	79.4	59.3	154.8	357.9	9.8	661.2
Others	2.5	—	—	23.0	18.0	—	43.5
Service	582.7	50.0	102.3	109.6	324.4	60.2	1,229.2
Spare Parts	253.5	5.8	30.3	46.8	97.7	23.7	457.8

Total	3,781.2	267.2	256.2	531.4	1,437.5	121.2	6,394.7

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3

Total	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5

12.31.2022
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts - aircraft and development	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

30.2 Contract assets and liabilities

	Note	12.31.2024	12.31.2023
Contract Assets - Third Parties		360.9	196.7
Contract assets - Related parties	13	263.2	314.8

Contract assets		624.1	511.5

Current		622.7	509.1
Non-current		1.4	2.4
Contract assets
– US$ 231.8 included in the contract assets as of December 31, 2023, were billed and collected in
2024
.
As of December 31, 2024 the expected credit loss recognized on contract assets amounts to US$ 4.2 (2023: US$ 2.7).

	Note	12.31.2024	12.31.2023
Advances from customers - Aircraft and Defense long-term contracts		2,999.4	2,252.8
Advances from customers - Related parties	13	65.5	84.6
Deferred revenue with multiple elements		219.7	203.5

Contract liabilities		3,284.6	2,540.9

Current		2,563.4	1,919.0
Non-current		721.2	621.9
Contract liabilities
– Out of the total balances of contract liabilities as of December 31, 2023, US$ 1,851.8 were recognized as revenues in 2024.
30.3 Performance obligations
The Company has a portfolio of firm orders (“Backlog”), whose performance obligations are unsatisfied or partially satisfied.
As of December 31, 2024, the amount of revenue allocated to performance obligations unsatisfied or partially satisfied was US$ 26.3 billion (2023: US$ 18.7 billion). According to the Company’s estimate, US$ 23.3 billion is expected to be satisfied within the next 5 years (2023: US$ 17.2 billion).